Retirement Plans - Summary of Assets Measured at Fair Value Based on NAV Per Share (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2018		Sep. 30, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plans, Fair Value of Plan Assets		$ 2,191.6		$ 2,378.7
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments		75.3		98.8
Hedge Funds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plans, Fair Value of Plan Assets	[1]	$ 47.9		$ 64.2
Hedge Funds [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	[1]	30 days		91 days
Equity Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plans, Fair Value of Plan Assets		$ 1,092.9	[1]	$ 1,207.6	[2]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments		$ 75.3	[1]	$ 98.8	[2]
Equity Securities [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period		60 days	[1]	60 days	[2]
Fixed Income Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Defined Benefit Plans, Fair Value of Plan Assets	[3]	$ 1,050.8		$ 1,106.9
Fixed Income Securities [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Investment Redemption, Notice Period	[3]	10 days		10 days

[1]	Hedge fund investments are primarily made through shares of limited partnerships or similar structures. Hedge funds are typically valued monthly by third-party administrators that have been appointed by the funds’ general partners. Hedge funds have been valued using NAV as a practical expedient.
[2]	Commingled fund investments are valued at the net asset value per share multiplied by the number of shares held. The determination of net asset value for the commingled funds includes market pricing of the underlying assets as well as broker quotes and other valuation techniques. Commingled funds have been valued using NAV as a practical expedient.
[3]	Fixed income and fixed income related instruments consist of commingled debt funds, which are valued at their net asset value per share multiplied by the number of shares held. The determination of net asset value for the commingled funds includes market pricing of the underlying assets as well as broker quotes and other valuation techniques. Commingled debt funds have been valued using NAV as a practical expedient.